Results for the Year - Range of exercise (Details) EquityInstruments in Thousands	1 Months Ended					12 Months Ended
	Apr. 30, 2019 $ / shares	Sep. 30, 2018 $ / shares	Nov. 30, 2017 $ / shares	Jun. 30, 2017 $ / shares	Mar. 31, 2017 $ / shares	Dec. 31, 2019 Y EquityInstruments $ / shares	Dec. 31, 2018 Y EquityInstruments $ / shares	Dec. 31, 2017 Y EquityInstruments $ / shares	Dec. 31, 2016 EquityInstruments
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options	$ 0.60	$ 1.40		$ 2.04	$ 2.80	$ 0.60
Outstanding options | EquityInstruments						12,898	12,980	14,191	46,895
Dividend yield (%)						0.00%	0.00%	0.00%
Expected volatility (%)						85.00%
Risk-free interest rate (%)						2.3
Expected life of the equity award (years) | Y						3
Share price				$ 20.35	$ 27.95	$ 0.60
Average fair value per option or warrant granted ($)						0.33	$ 0.21	$ 10.90
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options							$ 1.4000	$ 0.0016
Expected volatility (%)							73.00%	64.00%
Risk-free interest rate (%)							2.8	(0.7)
Expected life of the equity award (years) | Y							2.3	0.5
Share price							$ 0.53	$ 2.04
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options			$ 14.13				$ 3.77	$ 6.92
Expected volatility (%)							86.00%	79.00%
Risk-free interest rate (%)							2.9	2.1
Expected life of the equity award (years) | Y							3.3	7
Share price							$ 1.30	$ 2.74
$0.0015
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options						$ 0.0015
Outstanding options | EquityInstruments						6,318	6,407	7,625
$0.60 to $1.26
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding options | EquityInstruments						193	186	179
$0.60 to $1.26 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options						$ 0.60
$0.60 to $1.26 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options						$ 1.26
$2.24 to $2.83
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding options | EquityInstruments						2,618	2,618	2,618
$2.24 to $2.83 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options						$ 2.24
$2.24 to $2.83 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options						2.83
$3.77
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options						$ 3.77
Outstanding options | EquityInstruments						674	674	674
$4.51 to $6.92
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding options | EquityInstruments						597	597	597
$4.51 to $6.92 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options						$ 4.51
$4.51 to $6.92 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options						6.92
$14.13
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options						$ 14.13
Outstanding options | EquityInstruments						2,498	2,498	2,498